Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of intangible assets

Intangible assets consisted of the following:

	December 31, 2025	June 30, 2026
	S$’000	S$’000
At cost:
Purchase software	90	90
Less : Amortization	(17)	(26)
Total	73	64

Student Portfolio	-	36
Less : Amortization	-	(3)
Total	-	33

Grand total
Purchase software	73	64
Student Portfolio	-	33
	73	97